Disclosures about Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment

	Front-end	Back-end	Total
Year Ended December 31, 2010
Net sales to unaffiliated customers	293,356	929,544	1,222,900
Gross profit	114,624	434,954	549,578
Result from operations	15,954	312,686	328,640
Interest income	615	605	1,221
Interest expense	(15,677)	—	(15,677)
Loss resulting from early extinguishment of debt	(3,609)	—	(3,609)
Accretion interest expense convertible notes	(6,010)	—	(6,010)
Revaluation conversion option	(19,037)	—	(19,037)
Foreign currency exchange gains (losses), net	(1,809)	1,744	(65)
Income tax expense	(6,106)	(36,833)	(42,939)
Net earnings (loss)	(35,679)	278,202	242,523
Allocation of net earnings (loss):
Shareholders of the parent			110,639
Non-controlling interest			131,884
Capital expenditures	17,653	85,320	102,974
Net purchase of other intangibles	43	582	625
Depreciation property, plant and equipment	8,930	21,700	30,630
Amortization of other intangible assets	2,338	397	2,735
Depreciation evaluation tools at customers	2,477	—	2,477
Cash and cash equivalents	142,420	197,874	340,294
Capitalized goodwill	11,193	39,622	50,815
Other intangible assets	6,089	715	6,804
Other identifiable assets	281,076	535,129	816,204
Total assets	440,777	773,340	1,214,117
Total debt	215,681	—	215,681
Headcount in full-time equivalents [1]	1,450	15,249	16,699

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(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year Ended December 31, 2011
Net sales to unaffiliated customers	456,065	1,178,270	1,634,334
Gross profit	172,318	398,308	570,626
Result from operations	62,581	304,869	367,450
Interest income	976	1,925	2,902
Interest expense	(13,142)	(354)	(13,497)
Loss resulting from early extinguishment of debt	(824)	—	(824)
Accretion interest expense convertible notes	(4,401)	—	(4,401)
Revaluation conversion option	(4,378)	—	(4,378)
Foreign currency exchange gains (losses), net	8,296	(2,692)	5,604
Income tax expense	(4,581)	(32,111)	(36,692)
Net earnings (loss)	44,527	271,637	316,164
Allocation of net earnings:
Shareholders of the parent			186,770
Non-controlling interest			129,394
Capital expenditures	16,369	72,849	89,218
Net purchase of other intangibles	6,141	910	7,051
Depreciation property, plant & equipment	9,162	30,823	39,985
Depreciation evaluation tools at customers	2,518	—	2,518
Amortization of other intangible assets	2,655	1,815	4,471
Impairment of property, plant and equipment	—	(8,038)	(8,038)
Cash and cash equivalents	228,114	162,136	390,250
Capitalized goodwill	11,193	40,939	52,131
Other intangible assets	9,643	5,133	14,776
Other identifiable assets	336,090	788,973	1,125,063
Total assets	585,040	997,181	1,582,221
Total debt	162,464	32,946	195,409
Headcount in full-time equivalents [1]	1,631	14,563	16,194

 ___________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Front-end	Back-end	Total
Year Ended December 31, 2012
Net sales to unaffiliated customers	370,409	1,047,658	1,418,067
Gross profit	124,531	315,898	440,429
Result from operations	539	87,717	88,256
Interest income	1,015	974	1,989
Interest expense	(11,381)	(732)	(12,113)
Loss resulting from early extinguishment of debt	(2,209)	—	(2,209)
Accretion interest expense convertible notes	(4,329)	(140)	(4,469)
Revaluation conversion option	—	—	—
Foreign currency exchange gains (losses), net	(3,050)	(907)	(3,957)
Result on investments	(766)	—	(766)
Income tax expense	(8,965)	(17,335)	(26,300)
Net earnings (loss)	(29,146)	69,577	40,431
Allocation of net earnings:
Shareholders of the parent			7,149
Non-controlling interest			33,282
Capital expenditures	21,973	46,189	68,162
Net purchase of other intangibles	2,042	2,588	4,630
Depreciation property, plant & equipment	10,968	36,829	47,797
Depreciation evaluation tools at customers	3,799	—	3,799
Amortization of other intangible assets	4,071	2,793	6,864
Cash and cash equivalents	145,061	145,414	290,475
Capitalized goodwill	11,649	40,239	51,888
Other intangible assets	9,049	4,866	13,915
Other identifiable assets	334,399	808,829	1,143,228
Total assets	500,158	999,348	1,499,506
Total debt	—	80,623	80,623
Headcount in full-time equivalents [1]	1,636	15,768	17,404

 __________________

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

Schedule of Geographical Information
Geographical information is summarized as follows:

	Europe	United States of America	Japan	Southeast Asia	Corporate	Consolidated
Year ended December 31, 2010
Net sales to unaffiliated customers	76,235	112,863	90,394	943,408	—	1,222,900
Long-lived assets	1,978	9,395	19,409	167,020	135	197,937
Total assets	40,470	85,065	92,547	839,720	156,315	1,214,117
Capital expenditures	186	7,059	5,388	90,279	62	102,974
Purchase of intangible assets	—	—	—	607	17	624
Year ended December 31, 2011
Net sales to unaffiliated customers	338,065	185,943	96,697	1,013,629	—	1,634,334
Long-lived assets	16,021	13,110	18,273	212,605	171	260,180
Total assets	406,586	131,498	120,717	733,571	189,849	1,582,221
Capital expenditures	7,425	8,429	1,559	71,720	85	89,218
Purchase of intangible assets	29	779	635	1,378	4,230	7,051
Year ended December 31, 2012
Net sales to unaffiliated customers	255,795	197,566	59,385	905,321	—	1,418,067
Long-lived assets	17,587	22,567	17,313	217,849	120	275,436
Total assets	473,561	128,484	71,838	717,986	107,637	1,499,506
Capital expenditures	7,098	12,837	4,947	43,280	—	68,162
Purchase of intangible assets	1,732	437	72	997	1,392	4,630